FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($)
Disclosure of financial assets and liabilities [Line Items]
Assets	$ 6,359,836	$ 4,367,806
Liabilities	$ 4,742,106	2,868,450
Volatility | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.52
Bottom of range | Discount rate | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.03
Top of range | Discount rate | Contingent consideration and put option payable | Income approach
Disclosure of financial assets and liabilities [Line Items]
Significant unobservable input, liabilities | shares	0.16
Level 3 | Recurring fair value measurement | Put option payable
Disclosure of financial assets and liabilities [Line Items]
Liabilities	$ 109,394	7,573
Level 3 | Recurring fair value measurement | Contingent consideration
Disclosure of financial assets and liabilities [Line Items]
Liabilities	131,122
Level 3 | Long-term private equity strategic investments | Recurring fair value measurement
Disclosure of financial assets and liabilities [Line Items]
Assets	12,210	26,856
Level 2 | Recurring fair value measurement | Debentures
Disclosure of financial assets and liabilities [Line Items]
Liabilities	$ 2,575,740	$ 1,586,136